Stock-based Compensation - Schedule of Stock-based Compensation Recorded in Consolidated Statements of Operations and Comprehensive Loss (Detail) - USD ($) $ in Thousands		12 Months Ended
	Aug. 25, 2021	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 9,642	$ 32,557	$ 4,218
Cost of revenues [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense		10,996	1,400
Research and Development Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense		9,973	1,183
Selling, general and administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense		$ 11,588	$ 1,635